FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial instrument with off-balance sheet credit risk
(In thousands)	2018	2017

Commitments to originate loans	$42,625	$18,641
Letters of credit	1,546	2,004
Unadvanced portions of loans	196,104	166,314
	$240,275	$186,959